Earnings Per Share (Tables)	6 Months Ended
Jul. 31, 2022
Earnings Per Share
Schedule of computation of basic and diluted earnings per share

The following table sets forth the computation of basic and diluted earnings per share (“EPS”) (number of shares in thousands):

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2022	2021	2022	2021

Net income for purposes of calculating basic and diluted earnings per share	22,902	23,176	46,017	41,597

Weighted average shares outstanding	84,783	84,566	84,774	84,534
Dilutive effect of employee stock options	401	421	433	417
Dilutive effect of restricted and performance share units	1,154	1,141	1,137	1,115
Weighted average common and common equivalent shares outstanding	86,338	86,128	86,344	86,066
Earnings per share
Basic	0.27	0.27	0.54	0.49
Diluted	0.27	0.27	0.53	0.48